Parent Company Information_Condensed Statements Of Financial Position(Details) - Parent Company - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from financial institutions		₩ 344,302	₩ 245,400
Financial assets at fair value through profit or loss (under IAS 39)		0	284,485
Financial Assets at fair value through profit of loss		289,179	0
Loans at amortized cost		50,000	10,000
Banking subsidiaries	[1]	14,821,721	14,821,721
Nonbanking subsidiaries	[1]	9,240,395	9,240,395
Investments in associate	[1]	0	0
Other assets		877,477	500,833
Total assets		25,623,074	25,102,834
Liabilities and shareholders' equity
Debts		300,000	300,000
Debentures		5,373,266	5,162,600
Other liabilities		878,573	513,689
Shareholders' equity		19,071,235	19,126,545
Total liabilities and shareholders equity		₩ 25,623,074	₩ 25,102,834

[1]	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.